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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended September 30, 2007
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Check here if Amendment [ ]; Amendment Number:
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  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  Kensico Capital Management Corp.
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Address: 55 Railroad Avenue 2nd Floor
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         Greenwich, CT 06830
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Form 13F File Number:  28-10067
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph Signorile
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Title: Chief Operating Officer
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Phone: (203) 862-5800
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Signature, Place, and Date of Signing:

/s/ Joseph Signorile               Greenwich, CT                 11/14/07
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[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
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    [Repeat as necessary.]



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                    0
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Form 13F Information Table Entry Total:              58
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Form 13F Information Table Value Total:       1,557,809
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                                             (thousands)


List of Other Included Managers:             None
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[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      No.         Form 13F File Number               Name

                  28 -
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

               ITEM 1        ITEM 2   ITEM 3     ITEM 4        ITEM 5            ITEM 6          ITEM 7             ITEM 8
                                                              SHARES OF                 SHARED                 VOTING AUTHORITY
                            TITLE OF  CUSIP     FAIR MKT      PRINCIPAL     Sole SHARED  OTHER  MANAGERS      Sole    Shared   None
NAME OF ISSUER               CLASS    NUMBER       VAL         AMOUNT        (A)   (B)    (C)                  (A)     ( B)     (C)
ADVANCED MEDICAL OPTICS IN   COMMON  00763M108  43,807,755    1,432,094       X                  KENP      1,432,094
ALLEGHENY ENERGY INC         COMMON  17361106   28,042,716      536,600       X                  KENP        536,600
ALTRIA GROUP INC             COMMON  02209S103  44,944,679      646,407       X                  KENP        646,407
AMBAC FINANCIAL GROUP INC    COMMON  023139108   9,191,151      146,100       X                  KENP        146,100
AMBAC FINANCIAL GROUP INC    COMMON  023139108  22,270,140      354,000 PUT   X                  KENP        354,000
AMERICAN COMMERICAL LINES    OTC EQ  25195207    8,291,262      349,400       X                  KENP        349,400
AT&T INC                     COMMON  00206R102  19,741,846      466,600       X                  KENP        466,600
BERKSHIRE HATHAWAY INC-DEL   COMMON  84670108   20,146,700          170       X                  KENP            170
BROOKLINE BANCORP INC        OTC EQ  11373M107   5,368,488      463,200       X                  KENP        463,200
BURLINGTON NORTHERN SANTA    COMMON  12189T104  40,365,841      497,300       X                  KENP        497,300
CARMAX INC                   COMMON  143130102  24,286,218    1,194,600       X                  KENP      1,194,600
CERIDIAN CORP                COMMON  156779100  34,965,810    1,006,500       X                  KENP      1,006,500
CITIZENS COMMUNICATIONS CO   COMMON  17453B101   8,510,376      594,300       X                  KENP        594,300
COLLECTIVE BRANDS INC.       COMMON  19421W100   9,044,600      410,000       X                  KENP        410,000
CROSSTEX ENERGY INC          OTC EQ  22765Y104   3,622,907       95,566       X                  KENP         95,566
CSX CORP                     COMMON  126408103  76,828,540    1,798,000       X                  KENP      1,798,000
CYTYC CORP                   OTC EQ  232946103      28,590          600       X                  KENP            600
DOMTAR CORP                  COMMON  257559104  90,682,980   11,058,900       X                  KENP     11,058,900
EAGLE MATERIALS INC          COMMON  26969P108  13,556,396      379,306       X                  KENP        379,306
ECHOSTAR COMMUNICATIONS CO   OTC EQ  278762109  77,778,279    1,661,574       X                  KENP      1,661,574
ERIE INDEMNITY CO-CL A       OTC EQ  29530P102   7,724,815      126,367       X                  KENP        126,367
FAIR ISSAC & CO INC          COMMON  303250104  22,895,907      634,060       X                  KENP        634,060
FBR CAP MKTS CORP COM        OTC EQ  30247C301  18,518,912    1,421,241       X                  KENP      1,421,241
FISERV INC                   OTC EQ  337738108  74,989,866    1,474,437       X                  KENP      1,474,437
FLOWSERVE CORP               COMMON  34354P105  72,355,764      949,800       X                  KENP        949,800
FRIEDMAN BILLINGS RAMSEY G   COMMON  358434108   5,502,957    1,193,700       X                  KENP      1,193,700
GSI COMMCERCE INC            OTC EQ  36238G102   4,518,196      169,857       X                  KENP        169,857
HARMAN INTERNATIONAL         COMMON  413086109  40,050,108      462,900       X                  KENP        462,900
HLTH CORP                    OTC EQ  40422Y101 139,796,813    9,865,689       X                  KENP      9,865,689
INFOSYS TECHNOLOGIES LTD     OTC EQ  456788108  21,610,974      446,600       X                  KENP        446,600
KRAFT FOODS INC              COMMON  50075N104  18,188,461      527,049       X                  KENP        527,049
MAXIM INTERGRATED PRODUCTS   OTC EQ  57772K101  10,859,500      370,000       X                  KENP        370,000
NATIONAL FUEL GAS CO         COMMON  636180101  69,868,606    1,492,600       X                  KENP      1,492,600
NMT MEDICAL INC              OTC EQ  629294109   5,060,002      634,881       X                  KENP        634,881
OFFICE DEPOT INC             COMMON  676220106   3,713,662      180,100       X                  KENP        180,100
PHI INC                      OTC EQ  69336T106   7,244,693      249,817       X                  KENP        249,817
PHI INC NON-VTG              OTC EQ  69336T205  14,128,336      468,757       X                  KENP        468,757
R R DONNELLEY & SONS CO      COMMON  257867101   5,604,648      153,300       X                  KENP        153,300
ROWAN COMPANIES INC          COMMON  779382100   6,584,400      180,000       X                  KENP        180,000
SEACOR HOLDINGS INC          COMMON  811904101 157,917,354    1,660,540       X                  KENP      1,660,540
SEMTECH CORP                 OTC EQ  816850101  36,047,708    1,760,142       X                  KENP      1,760,142
SHOE CARNIVAL INC            OTC EQ  824889109   2,557,764      162,089       X                  KENP        162,089
SMART BALANCE INC            OTC EQ  83169Y108   7,874,154      638,100       X                  KENP        638,100
SPRINT NEXTEL CORPORATION    COMMON  852061100   4,499,200      236,800       X                  KENP        236,800
SUN-TIMES MEDIA GROUP INC    COMMON  86688Q100   2,710,793    1,194,182       X                  KENP      1,194,182
TEKELEC INC                  OTC EQ  879101103  57,054,186    4,715,222       X                  KENP      4,715,222
TEXAS INDUSTRIES INC         COMMON  882491103   5,744,552       73,179       X                  KENP         73,179
TXU CORP                     COMMON  873168108  11,148,970      162,830       X                  KENP        162,830
TYCO ELECTRONICS LTD         COMMON  G9144P105  21,141,967      596,725       X                  KENP        596,725
UBS AG NEW                   COMMON  H89231338  23,430,000      440,000       X                  KENP        440,000
UNION PACIFIC CORP           COMMON  907818108  12,436,600      110,000       X                  KENP        110,000
UTS ALDABRA 2 ACQ CORP UT    COMMON  01408A202   6,480,000      600,000       X                  KENP        600,000
VIRGIN MEDIA INC             OTC EQ  92769L101   2,825,780      116,431       X                  KENP        116,431
WEBMD HEALTH CORP            OTC EQ  94770V102  15,682,100      301,000       X                  KENP        301,000
WEBSENSE INC                 OTC EQ  947684106  30,575,107    1,549,676       X                  KENP      1,549,676
WHEELING PITTSBURGH CORP     OTC EQ  963142302   1,744,778       90,403       X                  KENP         90,403
WTS SMART BALANCE PEND EXP   OTC EQ  83169Y116   4,056,250      625,000       X                  KENP        625,000
WYNDHAM WORLDWIDE CORP       COMMON  98310W108  23,189,494      707,860       X                  KENP        707,860

SUBTOTALS

             VALUE TOTAL              ENTRY TOTAL
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
            1,557,808,651                  58